INCOME TAXES - Additional information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2016
INCOME TAXES
Consideration	$ 23,541,618	$ 21,768,491
Exploration and evaluation assets
INCOME TAXES
Net book value			$ 22,773,810
Consideration			$ 29,000,000
Canada
INCOME TAXES
Losses	48,030,366	35,574,798
Australia
INCOME TAXES
Losses	4,576,810	3,177,586
United States
INCOME TAXES
Losses	$ 40,100,572	$ 49,747,423